CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows From Operating Activities
Net income	$ 159.1	$ 269.4	$ 18.5
Adjustments to reconcile net income to net cash provided by operating activities
Amortization of intangible assets	124.3	125.8	118.9
Depreciation in cost of sales	44.3	44.8	46.6
Depreciation in selling and administrative expenses	9.5	9.8	8.3
Impairment of other intangible assets	0.0	0.0	1.6
Non-cash restructuring charges	3.3	0.0	0.0
Stock-based compensation expense	19.2	2.8	175.0
Foreign currency transaction losses (gains), net	8.1	(1.9)	9.3
Net loss (gain) on asset disposition	0.8	(1.1)	0.8
Loss on extinguishment of debt	0.2	1.1	84.5
Non-cash change in LIFO reserve	0.2	0.2	2.6
Deferred income taxes	(21.3)	4.0	(249.0)
Changes in assets and liabilities
Receivables	54.7	13.2	(65.7)
Inventories	18.7	(13.0)	(22.7)
Accounts payable	(9.2)	69.6	39.9
Accrued liabilities	(26.1)	(38.9)	(24.8)
Other assets and liabilities, net	(42.5)	(41.3)	56.7
Net cash provided by operating activities	343.3	444.5	200.5
Cash Flows From Investing Activities
Capital expenditures	(43.2)	(52.2)	(56.8)
Net cash paid in business combinations	(12.0)	(186.3)	(18.8)
Proceeds from the termination of derivatives	0.0	0.0	6.2
Disposals of property, plant and equipment	0.9	3.5	8.6
Net cash used in investing activities	(54.3)	(235.0)	(60.8)
Cash Flows From Financing Activities
Principal payments on long-term debt	(32.8)	(337.6)	(2,879.3)
Premium paid on extinguishment of senior notes	0.0	0.0	(29.7)
Proceeds from long-term debt	0.0	0.0	2,010.7
Proceeds from the issuance of common stock, net of share issuance costs	0.0	0.0	893.6
Purchases of treasury stock	(18.6)	(40.7)	(3.6)
Proceeds from stock option exercises	42.7	6.8	0.0
Payments of contingent consideration	(2.3)	(1.4)	0.0
Payments of debt issuance costs	(0.5)	0.0	(4.1)
Purchase of shares from noncontrolling interests	0.0	0.0	(5.2)
Other	0.0	(0.1)	0.2
Net cash used in financing activities	(11.5)	(373.0)	(17.4)
Effect of exchange rate changes on cash and cash equivalents	6.8	(8.6)	15.2
Increase (decrease) in cash and cash equivalents	284.3	(172.1)	137.5
Cash and cash equivalents, beginning of year	221.2	393.3	255.8
Cash and cash equivalents, end of year	505.5	221.2	393.3
Supplemental Cash Flow Information
Cash paid for income taxes	61.6	103.1	55.5
Cash paid for interest	85.6	98.5	142.5
Debt issuance costs in accounts payable	0.3	0.0	0.0
Debt issuance costs in accrued liabilities	5.6	0.0	0.0
Capital expenditures in accounts payable	4.8	10.0	6.5
Property and equipment acquired under capital leases	$ 0.0	$ 0.0	$ 7.8